LOANS, Short-term and Long-term Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Current Loans [Abstract]
Total Current loans		$ 936,766		$ 2,344,459
Non Current Loans [Abstract]
Total non current loans		42,932,658		43,375,367
Total	[2]	43,869,424	[1]	45,719,826
Notes repurchase		1,479,694
Issuance expenses		75,262		133,200
2018 Notes [Member]
Current Loans [Abstract]
Total Current loans		456,697		458,632
Non Current Loans [Abstract]
Total non current loans		40,520,045		40,634,099
Total		40,976,742
Pre-export Finance [Member]
Current Loans [Abstract]
Total Current loans		0		1,390,438
Financial Lease [Member]
Current Loans [Abstract]
Total Current loans		480,069		495,389
Non Current Loans [Abstract]
Total non current loans		2,412,613		$ 2,741,268
Total		$ 2,892,682

[1]	As of December 31, 2020, it is net of Notes repurchase of Ps 1,479,694.
[2]	Net of issuance expenses of Ps. 75,262 and Ps. 133,200 as of December 31, 2020 and 2019, respectively.